Financial debt - Changes in the recoverable cash advances (Details) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of research and development expenses
Discounting impact	€ 231,000	€ 220,000	€ 694,000	€ 661,000
Fair value
Disclosure of research and development expenses
As at January 1			8,127,000	7,910,000	€ 7,910,000
Advances reimbursed (excluding interests)			(220,000)	(280,000)	(280,000)
Initial measurement and re-measurement			(77,000)	254,000
Discounting impact			694,000	661,000
As at September 30	€ 8,524,000	€ 8,545,000	€ 8,524,000	€ 8,545,000	€ 8,127,000